Variable Interest Entities	12 Months Ended
Dec. 31, 2014
Variable Interest Entity Disclosures [Abstract]
Variable Interest Entities [Text Block]
Note 3 – Variable Interest Entities

Consolidated VIEs
As of December 31, 2014, we consolidate the following VIEs:
Gulfstar One
We own a 51 percent interest in Gulfstar One LLC (Gulfstar One), a subsidiary that, due to certain risk-sharing provisions in its customer contracts, is a VIE. We are the primary beneficiary because we have the power to direct the activities that most significantly impact Gulfstar One’s economic performance. We, as construction agent for Gulfstar One, designed, constructed, and installed a proprietary floating-production system, Gulfstar FPS™, and associated pipelines which began providing production handling and gathering services for the Tubular Bells oil and gas discovery in the eastern deepwater Gulf of Mexico in the fourth quarter of 2014. We received certain advance payments from the producer customers. In certain circumstances, the producer customers could be responsible for Gulfstar One’s unrecovered portion of the firm price of building the facilities if the production handling agreement is terminated. Construction of an expansion project is underway that will provide production handling and gathering services for the Gunflint oil and gas discovery in the eastern deepwater Gulf of Mexico. The expansion project is expected to be in service in the first quarter of 2016. The current estimate of the total remaining construction costs for the expansion project is approximately $150 million, which we expect will be funded with revenues received from customers and capital contributions from us and the other equity partner on a proportional basis.
Constitution
We own a 41 percent interest in Constitution, a subsidiary that, due to shipper fixed-payment commitments under its long-term firm transportation contracts, is a VIE. We are the primary beneficiary because we have the power to direct the activities that most significantly impact Constitution’s economic performance. We, as construction agent for Constitution, are building a pipeline connecting our gathering system in Susquehanna County, Pennsylvania, to the Iroquois Gas Transmission and the Tennessee Gas Pipeline systems. We plan to place the project in service in the second half of 2016 and estimate the total remaining construction costs of the project to be approximately $628 million, which will be funded with capital contributions from us and the other equity partners, proportional to ownership interest.
Cardinal
We own a 66 percent interest in Cardinal Gas Services, L.L.C (Cardinal Venture), a subsidiary that, due to certain risks shared with customers, is a VIE. We are the primary beneficiary because we have the power to direct the activities that most significantly impact Cardinal Venture’s economic performance. We, as operator for Cardinal Venture, designed, constructed, and installed associated pipelines which will initially provide production handling and gathering services for the Utica region. We received certain advance payments from the equity partners during the construction process.
Jackalope
We own a 50 percent interest in Jackalope Gas Gathering Services, L.L.C (Jackalope Venture), a subsidiary that, due to certain risks shared with customers, is a VIE. We are the primary beneficiary because we have the power to direct the activities that most significantly impact Jackalope Venture’s economic performance. We, as operator for Jackalope Venture, designed, constructed, and installed associated pipelines which will initially provide production handling and gathering services for the Niobrara region. We received certain advance payments from the equity partners during the construction process.
The following table presents amounts included in our Consolidated Balance Sheet that are for the use or obligation of our consolidated VIEs.

	December 31,
	2014	2013	Classification
	(Millions)
Assets (liabilities):
Cash and cash equivalents	$113	$84	Cash and cash equivalents
Accounts receivable	52	—	Trade accounts and notes receivable, net
Other current assets	3	—	Other current assets
Property, plant, and equipment - net	2,794	1,001	Property, plant, and equipment – net
Goodwill	103	—	Goodwill
Other intangible assets, net	1,493	—	Other intangible assets – net of accumulated amortization
Other noncurrent assets	14	—	Regulatory assets, deferred charges, and other
Accounts payable	(48)	(122)	Accounts payable - trade
Accrued liabilities	(36)	(3)	Other accrued liabilities
Current deferred revenue	(45)	(10)	Other accrued liabilities
Noncurrent deferred income taxes	(13)	—	Deferred income taxes
Asset retirement obligation	(94)	—	Asset retirement obligations, noncurrent
Noncurrent deferred revenue associated with customer advance payments	(395)	(115)	Regulatory liabilities, deferred income and other

Nonconsolidated VIEs
Laurel Mountain
In October 2014, Laurel Mountain, a previously reported VIE, was restructured removing the customer risk sharing provisions and is no longer considered a VIE as of December 31, 2014. Laurel Mountain continues to be reported as a 69 percent-owned equity-method investment due to the significant participatory rights of our partners such that we do not have control of Laurel Mountain.
Caiman II
During April 2014, Caiman II, a previously reported VIE, became able to finance its current activities without additional subordinated financial support due in part to its primary investee, Blue Racer Midstream LLC, securing a revolving credit agreement with a third party. As a result of obtaining the additional financial support, Caiman II is no longer considered a VIE in 2014 but continues to be reported as a 58 percent-owned equity-method investment due to the significant participatory rights of our partners such that we do not have control of Caiman II.